Vehicles, Furniture and Equipment: (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Vehicles, Furniture and Equipment
Begining Balance	$ 2,380	$ 994	$ 994	$ 1,536
Additions	55,210		2,314
Depreciation	(5,002)	(271)	(928)	(542)
Impairment
Ending Balance	$ 52,588		$ 2,380	$ 994